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                                                            THE HARTFORD




November 2, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Separate Account Ten ("Registrant")
     Putnam Hartford Capital Manager Edge (Series III and IIIR)
     File No. 333-101941

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

    1. The Prospectus Supplement that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

    2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 7, 2005.

If you have any additional questions, please feel free to contact me at
(860) 843-8425.


Sincerely,

/s/ Brent Jones

Brent Jones
Paralegal